Schedule of Deductible Temporary Differences and Unused Tax Losses (Details) - Unused tax losses [member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
TÃœRKIYE
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses, expiry		2024 to 2027
Share issue costs [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 2,782,651	$ 2,119,858
Deductible temporary differences and unused tax losses, expiry	2027	2027
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 16,101	$ 153,117
Asset Retirement Obligation [Member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses		5,718,041
Noncapital losses [member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	24,377,533	$ 28,385,944
Noncapital losses [member] | CANADA
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 10,360,380
Deductible temporary differences and unused tax losses, expiry	2042 to 2043	2042
Noncapital losses [member] | CANADA | Canada [Member]
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses		$ 3,995,237
Noncapital losses [member] | UNITED STATES
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 4,228,651	$ 16,533,694
Deductible temporary differences and unused tax losses, expiry	indefinite	indefinite
Noncapital losses [member] | TÃœRKIYE
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses		$ 723,950
Noncapital losses [member] | BULGARIA
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 3,443	$ 2,401
Deductible temporary differences and unused tax losses, expiry	2028	2027
Noncapital losses without expiration [member] | UNITED STATES
IfrsStatementLineItems [Line Items]
Deductible temporary differences and unused tax losses	$ 9,785,059
Deductible temporary differences and unused tax losses, expiry	2028 to 2037